Quarterly Holdings Report
for
Fidelity® Founders Fund
July 31, 2024
RFFF-NPRT1-0924
1.9892520.105
Common Stocks - 98.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.6%
Entertainment - 3.0%
Netflix, Inc. (a)	5,709	3,587,250
Spotify Technology SA (a)	2,990	1,028,381
		4,615,631
Interactive Media & Services - 9.0%
Alphabet, Inc. Class C	37,636	6,516,673
Meta Platforms, Inc. Class A	14,267	6,774,400
Pinterest, Inc. Class A (a)	15,097	482,349
Reddit, Inc. Class B	200	12,170
VerticalScope Holdings, Inc. (a)	7,292	41,724
		13,827,316
Media - 0.6%
The Trade Desk, Inc. Class A (a)	9,560	859,253
TOTAL COMMUNICATION SERVICES		19,302,200
CONSUMER DISCRETIONARY - 16.9%
Automobiles - 0.6%
Tesla, Inc. (a)	4,152	963,555
Broadline Retail - 4.7%
Amazon.com, Inc. (a)	38,290	7,159,464
Hotels, Restaurants & Leisure - 4.2%
Airbnb, Inc. Class A (a)	13,009	1,815,536
Cava Group, Inc. (a)	7,974	671,570
Doordash, Inc. (a)	1,752	193,981
Draftkings Holdings, Inc. (a)	17,668	652,833
Dutch Bros, Inc. (a)	6,594	252,221
Marriott International, Inc. Class A	10,864	2,469,387
Monarch Casino & Resort, Inc.	724	56,675
Penn Entertainment, Inc. (a)	3,300	65,901
Red Rock Resorts, Inc.	1,263	71,991
Trip.com Group Ltd. ADR (a)	4,676	198,870
Viking Holdings Ltd.	1,500	53,550
		6,502,515
Household Durables - 2.7%
D.R. Horton, Inc.	15,831	2,848,472
Garmin Ltd.	883	151,214
Lennar Corp. Class A	6,100	1,079,273
		4,078,959
Specialty Retail - 1.8%
Aritzia, Inc. (a)	24,965	819,479
Auto1 Group SE (a)(b)	16,871	142,417
Carvana Co. Class A (a)	3,800	506,274
Industria de Diseno Textil SA	20,650	1,003,360
Revolve Group, Inc. (a)(c)	7,900	152,865
thredUP, Inc. (a)	400	840
Wayfair LLC Class A (a)	2,097	114,140
		2,739,375
Textiles, Apparel & Luxury Goods - 2.9%
Brunello Cucinelli SpA	4,884	456,421
LVMH Moet Hennessy Louis Vuitton SE	829	584,745
Moncler SpA	10,961	653,389
On Holding AG (a)	300	12,426
Prada SpA	129,404	934,152
Ralph Lauren Corp. Class A	10,072	1,768,542
		4,409,675
TOTAL CONSUMER DISCRETIONARY		25,853,543
CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Monster Beverage Corp. (a)	8,863	456,001
ENERGY - 4.7%
Energy Equipment & Services - 0.4%
Cactus, Inc. Class A	10,264	647,864
Oil, Gas & Consumable Fuels - 4.3%
Antero Resources Corp. (a)	24,042	697,699
Devon Energy Corp.	2,524	118,704
Hess Corp.	20,255	3,107,522
Reliance Industries Ltd.	15,525	558,279
Tourmaline Oil Corp.	45,709	2,011,242
		6,493,446
TOTAL ENERGY		7,141,310
FINANCIALS - 15.6%
Banks - 0.5%
Pinnacle Financial Partners, Inc.	6,707	646,018
Starling Bank Ltd. Series D (a)(d)(e)	44,800	182,569
		828,587
Capital Markets - 8.5%
Antin Infrastructure Partners SA	962	13,035
Ares Management Corp. Class A,	15,112	2,315,158
BlackRock, Inc.	3,931	3,445,522
Blue Owl Capital, Inc. Class A	108,187	2,063,126
Carlyle Group LP	22,103	1,099,403
Coinbase Global, Inc. (a)	3,555	797,600
EQT AB	3,315	107,382
Intercontinental Exchange, Inc.	5,260	797,206
KKR & Co., Inc.	16,178	1,997,174
Morningstar, Inc.	1,241	394,204
		13,029,810
Consumer Finance - 0.6%
Capital One Financial Corp.	5,756	871,458
NerdWallet, Inc. (a)	400	5,852
		877,310
Financial Services - 5.3%
Apollo Global Management, Inc.	41,598	5,212,645
Berkshire Hathaway, Inc. Class B (a)	4,194	1,839,069
Block, Inc. Class A (a)	10,520	650,978
Corpay, Inc. (a)	1,167	340,554
Jio Financial Services Ltd.	13,774	54,041
Remitly Global, Inc. (a)	200	2,642
		8,099,929
Insurance - 0.7%
Arthur J. Gallagher & Co.	3,672	1,040,975
TOTAL FINANCIALS		23,876,611
HEALTH CARE - 8.0%
Biotechnology - 4.0%
Alnylam Pharmaceuticals, Inc. (a)	5,629	1,336,662
Blueprint Medicines Corp. (a)	1,000	108,300
Celldex Therapeutics, Inc. (a)	13,416	511,284
Moderna, Inc. (a)	8,342	994,533
Prelude Therapeutics, Inc. (a)	300	1,911
Regeneron Pharmaceuticals, Inc. (a)	2,758	2,976,406
TG Therapeutics, Inc. (a)	11,615	229,512
		6,158,608
Health Care Equipment & Supplies - 0.9%
Glaukos Corp. (a)	3,400	398,378
Masimo Corp. (a)	2,716	290,558
Penumbra, Inc. (a)	3,406	569,109
TransMedics Group, Inc. (a)	481	68,427
		1,326,472
Health Care Providers & Services - 0.9%
Guardant Health, Inc. (a)	2,678	94,078
LifeStance Health Group, Inc. (a)	37,426	206,217
The Joint Corp. (a)	1,173	16,915
UnitedHealth Group, Inc.	1,974	1,137,340
		1,454,550
Health Care Technology - 0.5%
Doximity, Inc. (a)	11,545	323,260
Veeva Systems, Inc. Class A (a)	1,989	381,749
		705,009
Life Sciences Tools & Services - 1.7%
Bruker Corp.	6,246	427,913
Danaher Corp.	7,559	2,094,448
Stevanato Group SpA (c)	1,737	35,921
		2,558,282
TOTAL HEALTH CARE		12,202,921
INDUSTRIALS - 6.9%
Aerospace & Defense - 0.7%
HEICO Corp. Class A	5,464	1,038,761
Air Freight & Logistics - 0.8%
FedEx Corp.	4,060	1,227,135
Commercial Services & Supplies - 2.4%
Cintas Corp.	2,634	2,012,218
GFL Environmental, Inc.	22,846	886,882
Veralto Corp.	1,582	168,578
Waste Connections, Inc. (United States)	3,370	599,085
		3,666,763
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd. (a)	3,700	132,164
Electrical Equipment - 0.8%
Nextracker, Inc. Class A (a)	23,794	1,169,237
Ground Transportation - 1.0%
Uber Technologies, Inc. (a)	24,208	1,560,690
Professional Services - 1.1%
Thomson Reuters Corp.	10,812	1,752,207
TOTAL INDUSTRIALS		10,546,957
INFORMATION TECHNOLOGY - 29.5%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	4,147	1,437,143
Electronic Equipment, Instruments & Components - 0.3%
OSI Systems, Inc. (a)	2,513	371,874
Vontier Corp.	1,083	42,486
		414,360
IT Services - 2.1%
CGI, Inc. Class A (sub. vtg.) (a)	1,047	119,385
Cloudflare, Inc. (a)	8,314	644,335
Globant SA (a)	5,104	993,800
MongoDB, Inc. Class A (a)	603	152,173
Shopify, Inc. Class A (a)	20,871	1,277,305
		3,186,998
Semiconductors & Semiconductor Equipment - 10.8%
Analog Devices, Inc.	12,763	2,953,103
Astera Labs, Inc.	300	13,152
Monolithic Power Systems, Inc.	981	846,691
NVIDIA Corp.	108,600	12,708,371
		16,521,317
Software - 15.0%
Adobe, Inc. (a)	1,845	1,017,794
Applied Intuition, Inc. Class A (d)(e)	270	16,116
BlackLine, Inc. (a)	7,708	366,284
Canva, Inc. Class A (d)(e)	188	200,532
CoreWeave, Inc. Class A (e)	160	124,483
Life360, Inc.	15,791	529,788
Microsoft Corp.	25,870	10,822,715
MicroStrategy, Inc. Class A (a)	809	1,306,082
nCino, Inc. (a)	84	2,752
Oracle Corp.	16,873	2,352,940
Palantir Technologies, Inc. Class A (a)	33,866	910,657
Salesforce, Inc.	4,924	1,274,331
Samsara, Inc. (a)	800	30,624
SAP SE sponsored ADR	3,733	789,903
Synopsys, Inc. (a)	2,789	1,557,154
Tenable Holdings, Inc. (a)	7,067	324,517
Zoom Video Communications, Inc. Class A (a)	16,000	966,400
Zscaler, Inc. (a)	2,534	454,473
		23,047,545
Technology Hardware, Storage & Peripherals - 0.4%
Dell Technologies, Inc.	5,423	616,487
TOTAL INFORMATION TECHNOLOGY		45,223,850
MATERIALS - 0.3%
Metals & Mining - 0.3%
Alamos Gold, Inc.	26,789	456,557
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Equity Residential (SBI)	21,677	1,509,370
Public Storage Operating Co.	9,309	2,754,719
		4,264,089
Real Estate Management & Development - 0.5%
Zillow Group, Inc. Class C (a)	15,313	745,743
TOTAL REAL ESTATE		5,009,832
TOTAL COMMON STOCKS (Cost $101,277,770)		150,069,782

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(d)(e)	638	146,625
INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.1%
Yanka Industries, Inc.:
Series E (a)(d)(e)	2,484	12,221
Series F (a)(d)(e)	12,743	79,134
		91,355
Software - 0.2%
Applied Intuition, Inc.:
Series A2 (d)(e)	352	21,011
Series B2 (d)(e)	171	10,207
Canva, Inc.:
Series A (d)(e)	17	18,133
Series A2 (d)(e)	3	3,200
CoreWeave, Inc. Series C (d)(e)	10	8,038
Evozyne, Inc. Series A (a)(d)(e)	1,000	18,060
Moloco, Inc. Series A (a)(d)(e)	3,703	201,925
		280,574
TOTAL INFORMATION TECHNOLOGY		371,929
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $811,114)		518,554

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	2,889,531	2,890,109
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	186,731	186,750
TOTAL MONEY MARKET FUNDS (Cost $3,076,859)		3,076,859

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $105,165,743)	153,665,195
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(694,671)
NET ASSETS - 100.0%	152,970,524

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $142,417 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $917,771 or 0.6% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Applied Intuition, Inc. Class A	7/02/24	16,117

Applied Intuition, Inc. Series A2	7/02/24	21,013

Applied Intuition, Inc. Series B2	7/02/24	10,208

ByteDance Ltd. Series E1	11/18/20	69,908

Canva, Inc. Class A	3/18/24 - 5/03/24	200,532

Canva, Inc. Series A	9/22/23	18,133

Canva, Inc. Series A2	9/22/23	3,200

CoreWeave, Inc. Series C	5/17/24	7,791

Evozyne, Inc. Series A	4/09/21	22,470

Moloco, Inc. Series A	6/26/23	222,180

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	85,152

Yanka Industries, Inc. Series E	5/15/20	30,005

Yanka Industries, Inc. Series F	4/08/21	406,206

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,186,506	11,665,673	12,962,019	37,540	(51)	-	2,890,109	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,514,513	5,776,985	9,104,748	1,298	-	-	186,750	0.0%
Total	7,701,019	17,442,658	22,066,767	38,838	(51)	-	3,076,859

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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